SHARE BASED COMPENSATION (Narrative) (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 02, 2018	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2012
Additional disclosures [Abstract]
Granted (in shares)	3,300,000		830,000	1,550,000	825,000
Granted (in dollars per share)			$ 0.26	$ 0.64	$ 0.74
Options modification [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	3,300,000		830,000	1,550,000	825,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Period Increase (Decrease)			400,000
Additional disclosures [Abstract]
Unrecognized compensation expense related to unvested share-based compensation arrangements			$ 652,424
Previously Reported [Member]
Options modification [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years	5 years
Restatement Adjustment [Member]
Options modification [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years	3 years
Employee Stock Option [Member]
Additional disclosures [Abstract]
Compensation cost			$ 406,228	$ 783,118	$ 692,322
Granted (in shares)			830,000	1,550,000	825,000
Granted (in dollars per share)			$ 0.26	$ 0.64	$ 0.74
Options modification [Abstract]
Incremental compensation cost		$ 58,499	$ 10,132			$ 444,373
Unrecognized incremental compensation costs		$ 175,497	$ 20,264			$ 330,559
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			830,000	1,550,000	825,000
Additional disclosures [Abstract]
Weighted average fair value of options granted (in dollars per share)			$ 0.10	$ 0.41	$ 0.48
Period for recognition of unrecognized compensation costs			2 years 5 months 4 days
Restricted Share Units [Member]
Additional disclosures [Abstract]
Total fair value of shares vested (in dollars)			$ 39,200	$ 39,760	$ 85,940
2007 Share Incentive Plan [Member]
Additional disclosures [Abstract]
Number of authorized shares			7,500,000
2007 Share Incentive Plan [Member] | Restricted Share Units [Member]
Additional disclosures [Abstract]
Compensation cost			$ 32,842	87,500	$ 54,658
Additional disclosures [Abstract]
Unrecognized compensation expense related to unvested share-based compensation arrangements				$ 32,842